Summary of Significant Accounting Policies - Currency exchange rates (Details) - $ / ¥	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Foreign Currency Translation
Foreign Currency Exchange Rate, Translation	0.1549	0.1533	0.1415
Foreign Currency Average Exchange Rate Translation	0.1546	0.1448	0.1422